NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Noncontrolling Interests
Operating activities	$ 4,247	Rp 58,966	Rp 45,671	Rp 49,405
Investing activities	(2,585)	(35,875)	(35,090)	(33,007)
Financing activities	(1,596)	(22,175)	(18,458)	(21,052)
NET INCREASE (DECREASE) OF CASH AND CASH EQUIVALENTS	$ 66	916	(7,877)	(4,654)
Telkomsel
Noncontrolling Interests
Operating activities		41,515	36,848	39,564
Investing activities		(13,448)	(16,095)	(13,984)
Financing activities		(25,943)	(24,867)	(34,720)
NET INCREASE (DECREASE) OF CASH AND CASH EQUIVALENTS		Rp 2,124	Rp (4,114)	Rp (9,140)